COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Operating lease liability						$ 8,704
Operating lease right-to-use asset						$ 8,704
Lease borrowing rate						5.00%
Decrease in operating lease liabilities				$ 0	$ (356)
Rent expense		$ 2,585	$ 2,484	$ 5,244	$ 5,669
Hong Kong Office Space [Member]
Lease description				On January 13, 2023, the Company entered a new operating lease agreement for office space in Hong Kong with a third party for two years with monthly rent of HKD 3,000 (approximately $382).
Hong Kong Office Facility [Member]
Decrease in operating lease liabilities	$ 6,080
Hong Kong Office Rental Service Agreement [Member]
Lease description				In September 2023, the Company entered into a one-year office rental service agreement with a monthly lease payment of approximately $828 (HKD 6,500). In September 2024, the Company further renewed the lease for one year with a monthly lease payment of approximately $847 (HKD 6,650).